UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

BrandywineGLOBAL —

GLOBAL FLEXIBLE

INCOME FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks a high level of current income.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Global Flexible Income Fund for the six-month reporting period ended June 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

II	BrandywineGLOBAL — Global Flexible Income Fund

Performance review

For the six months ended June 30, 2019, Class IS shares of BrandywineGLOBAL — Global Flexible Income Fund returned 8.22%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Index1, returned 6.11% for the same period. The Lipper Multi-Sector Income Funds Category Average2 returned 6.96% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Global Flexible Income Fund:
Class A	7.95%
Class I	8.10%
Class IS	8.22%
Bloomberg Barclays U.S. Aggregate Index	6.11%
Lipper Multi-Sector Income Funds Category Average	6.96%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2019 for Class A, Class I and Class IS shares were 3.03%, 3.48% and 3.49%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class I and Class IS shares would have been 0.25%, 0.55% and 0.57%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

This Fund is the successor to an institutional account (the “Predecessor”). Immediately prior to the Fund commencing operations, the Predecessor transferred its assets to the Fund in exchange for the Fund’s Class IS shares.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated April 29, 2019, the gross total annual fund operating expense ratios for Class A, Class I and Class IS shares were 4.61%, 4.35% and 4.33%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if

[1]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 342 funds in the Fund’s Lipper category, and excluding sales charges, if any.

BrandywineGLOBAL — Global Flexible Income Fund	III

Performance review (cont’d)

average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: Fixed-income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. “High yield” or “junk” bonds are subject to greater price volatility, illiquidity, and possibility of default. Asset-backed, mortgage-backed and mortgage-related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Equity securities are subject to market and price fluctuations. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may use derivatives to a significant extent, which could result in substantial losses and greater volatility in the Fund’s net assets. Leverage may increase volatility and possibility of loss. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. As a non-diversified fund, it is

IV	BrandywineGLOBAL — Global Flexible Income Fund

permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

BrandywineGLOBAL — Global Flexible Income Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2019 and December 31, 2018 and does not include derivatives, such as forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	7.95%	$1,000.00	$1,079.50	0.98%	$5.05	Class A	5.00%	$1,000.00	$1,019.93	0.98%	$4.91
Class I	8.10	1,000.00	1,081.00	0.67	3.46	Class I	5.00	1,000.00	1,021.47	0.67	3.36
Class IS	8.22	1,000.00	1,082.20	0.65	3.36	Class IS	5.00	1,000.00	1,021.57	0.65	3.26

2	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2019

BrandywineGLOBAL — Global Flexible Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 31.6%
Communication Services — 2.7%
Media — 0.5%
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	30,000	$30,075
Wireless Telecommunication Services — 2.2%
Sprint Corp., Senior Notes	7.250%	9/15/21	130,000	138,450
Total Communication Services				168,525
Consumer Discretionary — 1.1%
Automobiles — 1.1%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.380%)	2.969%	4/6/20	70,000	70,151	(a)(b)
Consumer Staples — 2.1%
Food Products — 2.1%
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	130,000	133,508
Energy — 4.0%
Oil, Gas & Consumable Fuels — 4.0%
Antero Resources Corp., Senior Notes	5.375%	11/1/21	90,000	89,213
Colorado Interstate Gas Co., LLC/Colorado Interstate
Issuing Corp., Senior Notes	4.150%	8/15/26	100,000	103,471	(a)
Energy Transfer Operating LP, Senior Notes	5.500%	6/1/27	55,000	61,578
Total Energy				254,262
Financials — 3.1%
Banks — 3.1%
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	120,000	127,646
CIT Group Inc., Senior Notes	5.000%	8/15/22	65,000	69,132
Total Financials				196,778
Health Care — 3.4%
Health Care Providers & Services — 0.4%
HCA Inc., Senior Secured Notes	4.750%	5/1/23	25,000	26,783
Pharmaceuticals — 3.0%
Bausch Health Cos. Inc., Senior Secured Notes	6.500%	3/15/22	20,000	20,750	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	40,000	42,604	(a)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	120,000	121,570	(a)
Total Pharmaceuticals				184,924
Total Health Care				211,707
Industrials — 1.1%
Aerospace & Defense — 1.1%
Boeing Co., Senior Notes	2.700%	5/1/22	25,000	25,370
Northrop Grumman Corp., Senior Notes	3.500%	3/15/21	40,000	40,810
Total Industrials				66,180

See Notes to Financial Statements.

4	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

BrandywineGLOBAL — Global Flexible Income Fund

Security	Rate	Maturity Date	Face Amount†	Value
Information Technology — 2.3%
IT Services — 2.0%
International Business Machines Corp., Senior Notes	2.850%	5/13/22	120,000	$122,092
Software — 0.3%
Symantec Corp., Senior Notes	5.000%	4/15/25	20,000	20,518	(a)
Total Information Technology				142,610
Materials — 7.5%
Chemicals — 4.5%
CF Industries Inc., Senior Notes	4.950%	6/1/43	30,000	26,962
CF Industries Inc., Senior Secured Notes	3.400%	12/1/21	90,000	91,403	(a)
Methanex Corp., Senior Notes	3.250%	12/15/19	80,000	80,093
W.R. Grace & Co., Senior Notes	5.125%	10/1/21	80,000	83,400	(a)
Total Chemicals				281,858
Containers & Packaging — 0.7%
Sealed Air Corp., Senior Notes	5.250%	4/1/23	40,000	42,200	(a)
Metals & Mining — 0.6%
Steel Dynamics Inc., Senior Notes	5.125%	10/1/21	40,000	40,467
Paper & Forest Products — 1.7%
Boise Cascade Co., Senior Notes	5.625%	9/1/24	105,000	107,625	(a)
Total Materials				472,150
Real Estate — 2.7%
Equity Real Estate Investment Trusts (REITs) — 2.7%
American Tower Corp., Senior Notes	2.250%	1/15/22	60,000	59,701
Iron Mountain Inc., Senior Notes	6.000%	8/15/23	85,000	87,550
Iron Mountain Inc., Senior Notes	5.250%	3/15/28	25,000	25,156	(a)
Total Real Estate				172,407
Utilities — 1.6%
Electric Utilities — 0.5%
DPL Inc., Senior Notes	7.250%	10/15/21	27,000	29,126
Gas Utilities — 1.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	65,000	69,550
Total Utilities				98,676
Total Corporate Bonds & Notes (Cost — $1,942,164)				1,986,954
U.S. Government & Agency Obligations — 21.5%
U.S. Government Obligations — 21.5%
U.S. Treasury Bonds	2.875%	5/15/49	290,000	311,161
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Money Market Yield + 0.115%)	2.211%	1/31/21	1,040,000	1,039,213	(b)
Total U.S. Government & Agency Obligations (Cost — $1,350,051)				1,350,374

See Notes to Financial Statements.

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2019

BrandywineGLOBAL — Global Flexible Income Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 14.7%
Portugal — 4.7%
Portugal Obrigacoes do Tesouro OT, Senior Notes	4.100%	2/15/45	165,000	EUR	$297,959	(c)
Spain — 10.0%
Spain Government Bond, Senior Notes	2.900%	10/31/46	405,000	EUR	626,196	(c)
Total Sovereign Bonds (Cost — $798,488)					924,155
Asset-Backed Securities — 9.8%
Centex Home Equity Loan Trust, 2005-A M1 (1 mo. USD LIBOR + 0.720%)	3.124%	1/25/35	31,931		32,068	(b)
CWABS Revolving Home Equity Loan Trust, 2004-I A (1 mo. USD LIBOR + 0.290%)	2.684%	2/15/34	89,183		89,011	(b)
JPMorgan Mortgage Acquisition Trust, 2007-CH3 A1B (1 mo. USD LIBOR + 0.320%)	2.724%	3/25/37	162,747		159,986	(b)
Long Beach Mortgage Loan Trust, 2005-WL2 M2 (1 mo. USD LIBOR + 0.735%)	3.139%	8/25/35	43,938		44,225	(b)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.390%)	2.794%	12/25/36	47,515		47,575	(b)
New Century Home Equity Loan Trust, 2005-B A2D (1 mo. USD LIBOR + 0.400%)	2.804%	10/25/35	71,197		71,617	(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	167,196		168,383	(a)(b)
Total Asset-Backed Securities (Cost — $606,137)					612,865
Collateralized Mortgage Obligations (d) — 5.5%
Federal National Mortgage Association (FNMA) - CAS, 2015-C02 1M2 (1 mo. USD LIBOR + 4.000%)	6.404%	5/25/25	61,550		65,638	(b)
Lehman XS Trust, 2005-5N 1A1 (1 mo. USD LIBOR + 0.300%)	2.704%	11/25/35	72,694		73,156	(b)
Thornburg Mortgage Securities Trust, 2004-2 A1 (1 mo. USD LIBOR + 0.620%)	3.024%	6/25/44	88,369		88,302	(b)
WaMu Mortgage Pass-Through Trust, 2004-AR5 A6	4.670%	6/25/34	111,017		116,259	(b)
Total Collateralized Mortgage Obligations (Cost — $338,228)					343,355
Total Investments before Short-Term Investments (Cost — $5,035,068)					5,217,703
Short-Term Investments — 17.1%
Sovereign Bonds — 4.9%
Egypt Treasury Bills	1.684%	7/16/19	3,000,000	EGP	179,563	(e)
Egypt Treasury Bills	2.205%	7/23/19	2,075,000	EGP	124,118	(e)
Total Sovereign Bonds (Cost — $298,248)					303,681

See Notes to Financial Statements.

6	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

BrandywineGLOBAL — Global Flexible Income Fund

Security	Rate	Shares	Value
Money Market Funds — 12.2%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost — $766,458)	2.253%	766,458	$766,458
Total Short-Term Investments (Cost — $1,064,706)			1,070,139
Total Investments — 100.2% (Cost — $6,099,774)			6,287,842
Liabilities in Excess of Other Assets — (0.2)%			(11,972)
Total Net Assets — 100.0%			$6,275,870

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Rate shown represents yield-to-maturity.

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities

EGP	— Egyptian Pound

EUR	— Euro

LIBOR	— London Interbank Offered Rate

USD	— United States Dollar

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	540,000	USD	139,310	HSBC Securities Inc.	7/11/19	$1,146
USD	56,775	BRL	230,000	HSBC Securities Inc.	7/11/19	(3,049)
USD	77,216	BRL	310,000	HSBC Securities Inc.	7/11/19	(3,416)
EUR	340,000	USD	386,882	Goldman Sachs Group Inc.	7/12/19	194
EUR	70,000	USD	79,157	HSBC Securities Inc.	7/12/19	536
USD	373,122	EUR	330,000	JPMorgan Chase & Co.	7/12/19	(2,570)
USD	1,136,810	EUR	1,000,000	JPMorgan Chase & Co.	7/12/19	(1,651)

See Notes to Financial Statements.

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2019

BrandywineGLOBAL — Global Flexible Income Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	120,000	USD	136,620	Morgan Stanley & Co. Inc.	7/12/19	$(5)
TRY	370,000	USD	58,224	Citibank N.A.	7/19/19	4,918
USD	58,809	TRY	370,000	Citibank N.A.	7/19/19	(4,333)
CHF	120,000	USD	123,070	Goldman Sachs Group Inc.	9/13/19	713
USD	122,036	CHF	120,000	JPMorgan Chase & Co.	9/13/19	(1,747)
USD	254,812	GBP	200,000	Citibank N.A.	9/20/19	(125)
USD	76,510	GBP	60,000	Goldman Sachs Group Inc.	9/20/19	29
GBP	260,000	USD	331,367	HSBC Securities Inc.	9/20/19	50
USD	384,314	JPY	41,000,000	Citibank N.A.	9/27/19	1,518
JPY	41,000,000	USD	382,820	Morgan Stanley & Co. Inc.	9/27/19	(23)
Total						$(7,815)

Abbreviations used in this table:

BRL	— Brazilian Real

CHF	— Swiss Franc

EUR	— Euro

GBP	— British Pound

JPY	— Japanese Yen

TRY	— Turkish Lira

USD	— United States Dollar

At June 30, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2019[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC (CCO Holdings LLC, 5.750%, due 1/15/24)	$25,000	6/20/21	0.319%	5.000% quarterly	$2,289	$2,288	$1
Barclays Bank PLC (CCO Holdings LLC, 5.750%, due 1/15/24)	25,000	6/20/21	0.319%	5.000% quarterly	2,289	2,288	1
Barclays Bank PLC (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	105,000	6/20/22	1.207%	5.000% quarterly	11,456	11,926	(470)

See Notes to Financial Statements.

8	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

BrandywineGLOBAL — Global Flexible Income Fund

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1] (cont’d)
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2019[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC (Sprint Communications Inc., 7.000%, due 8/15/20)	$115,000	6/20/21	0.892%	5.000% quarterly	$9,176	$8,200	$976
JPMorgan Chase & Co. (Liberty Media LLC, 8.500%, due 7/15/29)	100,000	6/20/22	0.728%	5.000% quarterly	12,370	6,663	5,707
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	6/20/22	1.097%	1.000% quarterly	(112)	(1,854)	1,742
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	65,000	6/20/22	1.097%	1.000% quarterly	(183)	(3,015)	2,832
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	12/20/22	1.452%	1.000% quarterly	(592)	(1,197)	605
Total	$515,000				$36,693	$25,299	$11,394

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2019

BrandywineGLOBAL — Global Flexible Income Fund

Summary of Investments by Country*
United States	65.9%
Spain	10.0
Portugal	4.7
Canada	1.3
Germany	1.1
Short-Term Investments	17.0
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2019 and are subject to change.

See Notes to Financial Statements.

10	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments, at value (Cost — $6,099,774)	$6,287,842
Foreign currency, at value (Cost — $256,404)	256,233
Receivable for securities sold	722,012
Interest receivable	39,732
OTC swaps, at value (premiums paid — $31,365)	37,580
Receivable from investment manager	12,219
Unrealized appreciation on forward foreign currency contracts	9,104
Deposits with brokers for centrally cleared swap contracts	990
Receivable for open OTC swap contracts	610
Prepaid expenses	33,896
Total Assets	7,400,218

Liabilities:
Payable for securities purchased	1,043,403
Unrealized depreciation on forward foreign currency contracts	16,919
Accrued foreign capital gains tax	1,787
OTC swaps, at value (premiums received — $6,066)	887
Trustees’ fees payable	143
Service and/or distribution fees payable	33
Accrued expenses	61,176
Total Liabilities	1,124,348
Total Net Assets	$6,275,870

Net Assets:
Par value (Note 7)	$6
Paid-in capital in excess of par value	6,089,785
Total distributable earnings (loss)	186,079	†
Total Net Assets	$6,275,870

See Notes to Financial Statements.

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	11

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2019

Net Assets:
Class A	$161,331
Class I	$123,114
Class IS	$5,991,425

Shares Outstanding:
Class A	15,722
Class I	11,997
Class IS	583,481

Net Asset Value:
Class A (and redemption price)	$10.26
Class I (and redemption price)	$10.26
Class IS (and redemption price)	$10.27
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.72

†	Net of accrued foreign capital gains tax of $1,787.

See Notes to Financial Statements.

12	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Interest	$107,545
Less: Foreign taxes withheld	(3,478)
Total Investment Income	104,067

Expenses:
Fund accounting fees	33,702
Registration fees	25,441
Audit and tax fees	24,054
Investment management fee (Note 2)	16,347
Legal fees	7,093
Shareholder reports	3,071
Custody fees	1,686
Transfer agent fees (Note 5)	505
Trustees’ fees	461
Insurance	196
Service and/or distribution fees (Notes 2 and 5)	192
Interest expense	6
Miscellaneous expenses	1,365
Total Expenses	114,119
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(94,561)
Net Expenses	19,558
Net Investment Income	84,509

Realized and Unrealized Gain (Loss) on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	208,476	†
Swap contracts	14,602
Forward foreign currency contracts	(32,343)
Foreign currency transactions	(6,712)
Net Realized Gain	184,023
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	194,388	‡
Swap contracts	6,963
Forward foreign currency contracts	3,403
Foreign currencies	(482)
Change in Net Unrealized Appreciation (Depreciation)	204,272
Net Gain on Investments, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	388,295
Increase in Net Assets From Operations	$472,804

†	Net of foreign capital gains tax of $(485).

‡	Net of change in accrued foreign capital gains tax of $(1,787).

See Notes to Financial Statements.

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$84,509	$185,916
Net realized gain (loss)	184,023	(154,094)
Change in net unrealized appreciation (depreciation)	204,272	(151,929)
Increase (Decrease) in Net Assets From Operations	472,804	(120,107)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(65,000)	(209,814)
Decrease in Net Assets From Distributions to Shareholders	(65,000)	(209,814)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,000	365
Reinvestment of distributions	65,000	209,814
Cost of shares repurchased	(333)	(8,936)
Increase in Net Assets From Fund Share Transactions	67,667	201,243
Increase (Decrease) in Net Assets	475,471	(128,678)

Net Assets:
Beginning of period	5,800,399	5,929,077
End of period	$6,275,870	$5,800,399

See Notes to Financial Statements.

14	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016[3]

Net asset value, beginning of period	$9.59	$10.15	$10.01	$10.00

Income (loss) from operations:
Net investment income	0.12	0.28	0.39	0.22
Net realized and unrealized gain (loss)	0.64	(0.52)	0.32	0.31
Total income (loss) from operations	0.76	(0.24)	0.71	0.53

Less distributions from:
Net investment income	(0.09)	(0.30)	(0.44)	(0.18)
Net realized gains	—	(0.02)	(0.13)	(0.34)
Total distributions	(0.09)	(0.32)	(0.57)	(0.52)

Net asset value, end of period	$10.26	$9.59	$10.15	$10.01
Total return[4]	7.95%	(2.34)%	7.22%	5.26%

Net assets, end of period (000s)	$161	$150	$162	$105

Ratios to average net assets:
Gross expenses	4.15%[5]	4.60%	4.58%	6.38%[5]
Net expenses[6,7]	0.98 [5]	0.95	0.90	0.93 [5]
Net investment income	2.52 [5]	2.87	3.78	3.66 [5]

Portfolio turnover rate	185%	192%	111%	94%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	For the period May 31, 2016 (inception date) to December 31, 2016.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016[3]

Net asset value, beginning of period	$9.59	$10.15	$10.01	$10.00

Income (loss) from operations:
Net investment income	0.14	0.31	0.42	0.24
Net realized and unrealized gain (loss)	0.64	(0.52)	0.32	0.30
Total income (loss) from operations	0.78	(0.21)	0.74	0.54

Less distributions from:
Net investment income	(0.11)	(0.33)	(0.47)	(0.19)
Net realized gains	—	(0.02)	(0.13)	(0.34)
Total distributions	(0.11)	(0.35)	(0.60)	(0.53)

Net asset value, end of period	$10.26	$9.59	$10.15	$10.01
Total return[4]	8.10%	(2.07)%	7.49%	5.40%

Net assets, end of period (000s)	$123	$111	$113	$105

Ratios to average net assets:
Gross expenses	3.84%[5]	4.34%	4.34%	6.15%[5]
Net expenses[6,7]	0.67 [5]	0.69	0.66	0.69 [5]
Net investment income	2.83 [5]	3.12	4.08	3.91 [5]

Portfolio turnover rate	185%	192%	111%	94%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	For the period May 31, 2016 (inception date) to December 31, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

16	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016[3]

Net asset value, beginning of period	$9.59	$10.15	$10.01	$10.00

Income (loss) from operations:
Net investment income	0.14	0.32	0.42	0.24
Net realized and unrealized gain (loss)	0.65	(0.52)	0.32	0.30
Total income (loss) from operations	0.79	(0.20)	0.74	0.54

Less distributions from:
Net investment income	(0.11)	(0.34)	(0.47)	(0.19)
Net realized gains	—	(0.02)	(0.13)	(0.34)
Total distributions	(0.11)	(0.36)	(0.60)	(0.53)

Net asset value, end of period	$10.27	$9.59	$10.15	$10.01
Total return[4]	8.22%	(2.03)%	7.52%	5.42%

Net assets, end of period (000s)	$5,991	$5,540	$5,654	$6,947

Ratios to average net assets:
Gross expenses	3.83%[5]	4.33%[6]	4.28%	6.11%[5]
Net expenses[7,8]	0.65 [5]	0.65 [6]	0.59	0.65 [5]
Net investment income	2.85 [5]	3.18	4.07	3.95 [5]

Portfolio turnover rate	185%	192%	111%	94%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]	For the period May 31, 2016 (inception date) to December 31, 2016.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Flexible Income Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

18	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,986,954	—	$1,986,954
U.S. Government & Agency Obligations	—	1,350,374	—	1,350,374
Sovereign Bonds	—	924,155	—	924,155
Asset-Backed Securities	—	612,865	—	612,865
Collateralized Mortgage Obligations	—	343,355	—	343,355
Total Long-Term Investments	—	5,217,703	—	5,217,703
Short-Term Investments†:
Sovereign Bonds	—	303,681	—	303,681
Money Market Funds	$766,458	—	—	766,458
Total Short-Term Investments	766,458	303,681	—	1,070,139
Total Investments	$766,458	$5,521,384	—	$6,287,842
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$9,104	—	$9,104
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	37,580	—	37,580
Total Other Financial Instruments	—	$46,684	—	$46,684
Total	$766,458	$5,568,068	—	$6,334,526

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$16,919	—	$16,919
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	887	—	887
Total	—	$17,806	—	$17,806

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

20	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counter-party in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2019, the total notional value of all credit default swaps to sell protection was $515,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2019, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

22	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be

24	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2019, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $17,806. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on

26	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of June 30, 2019, there were $1,787 of capital gains tax liabilities accrued on unrealized gains.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s sub-adviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. LMPFA has delegated to Brandywine Global the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global monthly 90% of the net management fee.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class I and Class IS shares did not exceed 1.10%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended June 30, 2019, fees waived and/or expenses reimbursed amounted to $94,561.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2019, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I	Class IS
Expires December 31, 2019	$3,310	$3,316	$217,922
Expires December 31, 2020	4,475	4,048	212,827
Expires December 31, 2021	5,728	4,082	205,331
Expires December 31, 2022	2,426	1,823	90,312
Total fee waivers/expense reimbursements subject to recapture	$15,939	$13,269	$726,392

For the six months ended June 30, 2019, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. In certain cases, Class A shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

28	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

For the six months ended June 30, 2019, LMIS and its affiliates did not receive any sales charges on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2019, there were no CDSCs paid to LMIS and its affiliates.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of June 30, 2019, Legg Mason and its affiliates owned 99% of the Fund.

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$4,148,557	$5,996,355
Sales	4,376,190	6,707,580

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$6,099,774	$191,329	$(3,261)	$188,068
Swap contracts	25,299	11,864	(470)	11,394
Forward foreign currency contracts	—	9,104	(16,919)	(7,815)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2019.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
OTC swap contracts[2]	—	$37,580	$37,580
Forward foreign currency contracts	$9,104	—	9,104
Total	$9,104	$37,580	$46,684

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	29

Notes to financial statements (cont’d)

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
OTC swap contracts[2]	—	$887	$887
Forward foreign currency contracts	$16,919	—	16,919
Total	$16,919	$887	$17,806

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$14,602	$14,602
Forward foreign currency contracts	$(32,343)	—	(32,343)
Total	$(32,343)	$14,602	$(17,741)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Credit Risk	Total
Swap contracts	—	$6,963	$6,963
Forward foreign currency contracts	$3,403	—	3,403
Total	$3,403	$6,963	$10,366

During the six months ended June 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$1,587,068
Forward foreign currency contracts (to sell)	2,552,546

Average Notional Balance
Credit default swap contracts (to sell protection)	$481,043

30	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
Barclays Bank PLC	$25,210	—	$25,210	—	$25,210
Citibank N.A.	6,436	$(4,458)	1,978	—	1,978
Goldman Sachs Group Inc.	936	—	936	—	936
HSBC Securities Inc.	1,732	(6,465)	(4,733)	—	(4,733)
JPMorgan Chase & Co.	12,370	(5,968)	6,402	—	6,402
Morgan Stanley & Co. Inc.	—	(915)	(915)	—	(915)
Total	$46,684	$(17,806)	$28,878	—	$28,878

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$192	$63
Class I	—	17
Class IS	—	425
Total	$192	$505

For the six months ended June 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2,426
Class I	1,823
Class IS	90,312
Total	$94,561

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	31

Notes to financial statements (cont’d)

6. Distributions to shareholders by class

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Investment Income:
Class A	$1,433	$4,751
Class I	1,256	3,751
Class IS	62,311	189,499
Total	$65,000	$198,001

Net Realized Gains:
Class A	—	$323
Class I	—	226
Class IS	—	11,264
Total	—	$11,813

7. Shares of beneficial interest

At June 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	—	—	37	$365
Shares issued on reinvestment	141	$1,433	520	5,074
Shares repurchased	(34)	(333)	(905)	(8,936)
Net increase (decrease)	107	$1,100	(348)	$(3,497)

Class I
Shares sold	304	$3,000	—	—
Shares issued on reinvestment	123	1,256	407	$3,977
Net increase	427	$4,256	407	$3,977

Class IS
Shares issued on reinvestment	6,118	$62,311	20,568	$200,763
Net increase	6,118	$62,311	20,568	$200,763

8. Deferred capital losses

As of December 31, 2018, the Fund had deferred capital losses of $164,398, which have no expiration date, that will be available to offset future taxable capital gains.

32	BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report

9. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

BrandywineGLOBAL — Global Flexible Income Fund 2019 Semi-Annual Report	33

BrandywineGLOBAL —

Global Flexible Income Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Global Flexible Income Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Global Flexible Income Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Global Flexible Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

BWXX292184 8/19 SR19-3688

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 26, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 26, 2019